Securities at fair value through profit or loss (FVPL) - Schedule of Financial Assets And Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	R$ 2,042,788	R$ 1,912,804
Financial assets at fair value through profit or loss, classified as held for trading, category
Disclosure of financial assets [line items]
Total	615,559	571,840
Fair value adjustment	(2,290)	(12,015)
Fair value	613,269	559,825
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities
Disclosure of financial assets [line items]
Total	402,880	372,751
Fair value adjustment	(6)	(5,201)
Fair value	402,874	367,550
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities | Brazil
Disclosure of financial assets [line items]
Total	396,394	366,857
Fair value adjustment	64	(5,161)
Fair value	396,458	361,696
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities | Latin America
Disclosure of financial assets [line items]
Total	6,085	4,404
Fair value adjustment	(70)	(23)
Fair value	6,015	4,381
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities | Abroad
Disclosure of financial assets [line items]
Total	401	1,490
Fair value adjustment	0	(17)
Fair value	401	1,473
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities
Disclosure of financial assets [line items]
Total	147,915	133,587
Fair value adjustment	(2,540)	(4,295)
Fair value	145,375	129,292
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Rural product note
Disclosure of financial assets [line items]
Total	634	972
Fair value adjustment	2	(31)
Fair value	636	941
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Bank deposit certificates
Disclosure of financial assets [line items]
Total	1,108	450
Fair value adjustment	0	0
Fair value	1,108	450
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Real estate receivables certificates
Disclosure of financial assets [line items]
Total	2,134	1,754
Fair value adjustment	(88)	(100)
Fair value	2,046	1,654
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Debentures
Disclosure of financial assets [line items]
Total	100,376	91,544
Fair value adjustment	(2,470)	(4,402)
Fair value	97,906	87,142
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Eurobonds and other
Disclosure of financial assets [line items]
Total	3,093	2,017
Fair value adjustment	5	(26)
Fair value	3,098	1,991
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Financial bills
Disclosure of financial assets [line items]
Total	37,341	33,062
Fair value adjustment	4	9
Fair value	37,345	33,071
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Promissory and commercial notes
Disclosure of financial assets [line items]
Total	1,177	1,214
Fair value adjustment	(3)	2
Fair value	1,174	1,216
Financial assets at fair value through profit or loss, classified as held for trading, category | Corporate securities | Other
Disclosure of financial assets [line items]
Total	2,052	2,574
Fair value adjustment	10	253
Fair value	2,062	2,827
Financial assets at fair value through profit or loss, classified as held for trading, category | Shares
Disclosure of financial assets [line items]
Total	24,824	27,860
Fair value adjustment	351	(1,980)
Fair value	25,175	25,880
Financial assets at fair value through profit or loss, classified as held for trading, category | Investment funds
Disclosure of financial assets [line items]
Total	39,940	37,642
Fair value adjustment	(95)	(539)
Fair value	39,845	37,103
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities (Designated at FVPL)
Disclosure of financial assets [line items]
Total	15,471	313
Fair value adjustment	34	5
Fair value	15,505	318
Financial assets at fair value through profit or loss, classified as held for trading, category | Financial Assets At Fair Value Through Profit Or Loss, Including Government Securities
Disclosure of financial assets [line items]
Total	631,030	572,153
Fair value adjustment	(2,256)	(12,010)
Fair value	R$ 628,774	R$ 560,143